Consolidated Statements of Shareholders' Equity (Parentheticals) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Treasury shares held in trust (in shares)	1	1	1
Treasury shares held in trust	$ 31	$ 29	$ 31
Common stock	17	$ 17	$ 17
Net income attributable to noncontrolling interest	$ 1